Variable Interest Entities - OMFH Consumer Loan Securitization (Details) (10-K) $ in Millions			12 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 17, 2014 USD ($)	Dec. 31, 2015 securitization	Nov. 15, 2015	May 21, 2015 USD ($)	Dec. 31, 2014	Jul. 30, 2014 USD ($)
Debt Instrument [Line Items]
Weighted average interest rates on long-term debt at period end (as a percent)			5.39%			7.26%
OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Number of On-balance sheet consumer securitizations | securitization			5
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2014-2 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		23 months
Fixed-rate funding note, unpaid principal balance	$ 12
Weighted average interest rates on long-term debt at period end (as a percent)				3.09%
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-1 [Member]
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance							$ 12
Line of Credit Facility, Draw Period		35 months
Fixed-rate funding note, unpaid principal balance	12
Weighted average interest rates on long-term debt at period end (as a percent)				3.88%
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2014-1 [Member]
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance		$ 760					$ 12
Line of Credit Facility, Draw Period		23 months
Fixed-rate funding note, unpaid principal balance	$ 760
Weighted average interest rates on long-term debt at period end (as a percent)				2.57%
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-3 [Member]
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance					$ 293
Line of Credit Facility, Draw Period		59 months
Weighted average interest rates on long-term debt at period end (as a percent)				4.31%
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015 B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		59 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2014 A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		23 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2015-2 [Member]
Debt Instrument [Line Items]
Fixed-rate Funding Note, principal balance					$ 13
Line of Credit Facility, Draw Period		23 months
Weighted average interest rates on long-term debt at period end (as a percent)				3.25%
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		35 months
Consumer Loan [Member] | Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2015-A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period		35 months